Condensed Statements of Cash Flows	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (23,662)	$ 33,360,787	$ (25,094,982)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party	10,000		37,791
Net gain from investments held in Trust Account		(76,212)	(282,641)
Change in fair value of derivative warrant liabilities	0	(34,383,990)	22,411,660
Transaction costs - derivative warrant liabilities			1,636,200
Changes in operating assets and liabilities:
Prepaid expenses		79,828	(308,554)
Accounts payable		203,585	726,316
Accrued expenses	13,662	345,979	20,454
Due to related party		139,885	284,646
Net cash used in operating activities		(330,138)	(569,110)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(575,000,000)
Net cash used in investing activities			(575,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party			(235,986)
Proceeds received from initial public offering, gross			575,000,000
Proceeds received from private placement			14,350,000
Offering costs paid			(11,943,580)
Net cash provided by financing activities			577,170,434
Net increase decrease in cash		(330,138)	1,601,324
Cash—beginning of the period	0	1,601,324	0
Cash—end of the period		1,271,186	1,601,324
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor	25,000		25,000
Offering costs included in accrued expenses			85,000
Offering costs paid through note payable - related party			198,195
Deferred underwriting commissions		20,125,000	20,125,000
Initial value of Class A ordinary shares subject to possible redemption			508,843,200
Deferred offering costs included in accrued expenses	375,000
Deferred offering costs included in accounts payable	25,510
Deferred offering costs included in note payable	86,750
Deferred offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor	$ 25,000		25,000
Change in value of Class A ordinary shares subject to possible redemption		$ 33,360,780	$ (23,403,760)